Schedule of Investments(a)
Invesco KBW Bank ETF (KBWB)
November 30, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.93%
Asset Management & Custody Banks-10.87%
Bank of New York Mellon Corp. (The)	1,138,876	$44,552,829
Northern Trust Corp.	514,500	47,910,240
State Street Corp.	618,429	43,586,876
		136,049,945
Consumer Finance-4.17%
Capital One Financial Corp.	610,059	52,245,453
Diversified Banks-38.13%
Bank of America Corp.	3,272,689	92,158,922
Citigroup, Inc.	1,647,948	90,752,496
JPMorgan Chase & Co.	840,728	99,105,017
U.S. Bancorp	2,314,255	99,998,959
Wells Fargo & Co.	3,488,061	95,398,468
		477,413,862
Regional Banks-46.76%
CIT Group, Inc.	324,410	10,864,491
Citizens Financial Group, Inc.	1,406,292	45,929,497
Comerica, Inc.	458,213	22,544,079
	Shares	Value
Regional Banks-(continued)
Fifth Third Bancorp	2,038,562	$51,657,161
First Horizon Corp.	1,825,380	22,306,144
First Republic Bank	373,056	48,333,135
Huntington Bancshares, Inc.	3,351,440	40,485,395
KeyCorp	3,215,606	49,713,269
M&T Bank Corp.	407,922	47,518,834
People’s United Financial, Inc.	1,399,353	17,351,977
PNC Financial Services Group, Inc. (The)	378,739	52,292,494
Regions Financial Corp.	3,163,248	48,302,797
SVB Financial Group(b)	164,765	56,820,858
Truist Financial Corp.	1,085,187	50,374,380
Zions Bancorporation N.A.	540,156	20,844,620
		585,339,131
TOTAL INVESTMENTS IN SECURITIES-99.93% (Cost $1,308,848,125)		1,251,048,391
OTHER ASSETS LESS LIABILITIES-0.07%		861,654
NET ASSETS-100.00%		$1,251,910,045
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$7,069,782	$(7,069,782)	$-	$-	$-	$19
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	4,182,496	(4,182,496)	-	-	-	3
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	13,648,922	(13,648,922)	-	-	-	15*
Invesco Private Prime Fund	-	4,549,635	(4,549,635)	-	-	-	18*
Total	$-	$29,450,835	$(29,450,835)	$-	$-	$-	$55

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco KBW High Dividend Yield Financial ETF (KBWD)
November 30, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-100.02%
Asset Management & Custody Banks-44.66%
Apollo Global Management, Inc.	64,286	$2,804,155
Apollo Investment Corp.(b)	1,075,544	11,669,652
Ares Management Corp., Class A	70,459	3,174,178
Artisan Partners Asset Management, Inc., Class A	128,866	5,798,970
BlackRock TCP Capital Corp.	889,357	10,538,880
FS KKR Capital Corp.(b)	671,682	11,969,373
Invesco Ltd., (Acquired 01/24/2019 - 11/30/2020; Cost $5,843,701)(c)(d)	429,376	6,968,773
Janus Henderson Group PLC (United Kingdom)	241,675	6,894,988
New Mountain Finance Corp.	866,359	10,387,644
Newtek Business Services Corp.(b)	466,482	8,410,671
Oxford Square Capital Corp.(b)	1,433,701	4,458,810
PennantPark Investment Corp.	1,944,243	8,729,651
Prospect Capital Corp.(b)	1,910,673	10,202,994
TCG BDC, Inc.(b)	1,184,495	12,863,616
Waddell & Reed Financial, Inc., Class A	290,460	4,780,972
		119,653,327
Consumer Finance-1.95%
Navient Corp.	558,085	5,229,256
Diversified Banks-2.36%
Bank of NT Butterfield & Son Ltd. (The) (Bermuda)	199,691	6,322,217
Investment Banking & Brokerage-4.52%
BGC Partners, Inc., Class A	453,844	1,878,914
Lazard Ltd., Class A	135,054	5,040,215
Moelis & Co., Class A	72,177	2,832,226
Virtu Financial, Inc., Class A	103,674	2,362,730
		12,114,085
Life & Health Insurance-5.64%
Principal Financial Group, Inc.	91,018	4,531,786
Prudential Financial, Inc.	69,028	5,219,898
Unum Group	240,518	5,346,715
		15,098,399
Mortgage REITs-28.02%
AGNC Investment Corp.	521,142	7,963,050
Annaly Capital Management, Inc.	1,173,698	9,389,584
Apollo Commercial Real Estate Finance, Inc.	1,258,144	13,562,792
ARMOUR Residential REIT, Inc.	920,836	9,742,445
	Shares	Value
Mortgage REITs-(continued)
Dynex Capital, Inc.(b)	447,985	$7,889,016
Invesco Mortgage Capital, Inc., (Acquired 03/31/2020 - 11/30/2020; Cost $2,426,435)(b)(c)(d)	640,473	2,126,370
New Residential Investment Corp.	481,094	4,454,931
Orchid Island Capital, Inc.(b)	2,145,506	11,478,457
Two Harbors Investment Corp.	1,358,445	8,476,697
		75,083,342
Property & Casualty Insurance-1.51%
Mercury General Corp.	90,751	4,035,697
Regional Banks-7.25%
Hanmi Financial Corp.	253,870	2,475,233
PacWest Bancorp	197,921	4,603,642
People’s United Financial, Inc.	463,458	5,746,879
Umpqua Holdings Corp.	475,673	6,607,098
		19,432,852
Thrifts & Mortgage Finance-2.16%
New York Community Bancorp, Inc.	598,218	5,796,732
Trading Companies & Distributors-1.95%
Triton International Ltd. (Bermuda)	115,256	5,216,487
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-100.02% (Cost $274,201,908)		267,982,394
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.87%
Invesco Private Government Fund, 0.02%(c)(e)(f)	11,644,829	11,644,829
Invesco Private Prime Fund, 0.12%(c)(e)(f)	17,478,080	17,483,323
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $29,128,152)		29,128,152
TOTAL INVESTMENTS IN SECURITIES-110.89% (Cost $303,330,060)		297,110,546
OTHER ASSETS LESS LIABILITIES-(10.89)%		(29,179,189)
NET ASSETS-100.00%		$267,931,357
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2020.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2020	Dividend Income
Invesco Ltd.	$5,421,198	$324,126	$(1,441,298)	$4,033,719	$(1,368,972)	$6,968,773	$65,434
Invesco Mortgage Capital, Inc.	19,278,960	108,625	(16,935,357)	11,714,678	(12,040,536)	2,126,370	32,218
See accompanying notes which are an integral part of this schedule.

Invesco KBW High Dividend Yield Financial ETF (KBWD)—(continued)
November 30, 2020
(Unaudited)
	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$6,268,008	$(6,268,008)	$-	$-	$-	$13
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	1,208,725	(1,208,725)	-	-	-	-
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	44,488,963	30,173,595	(63,017,729)	-	-	11,644,829	2,183*
Invesco Private Prime Fund	14,834,602	30,908,990	(28,261,018)	1	748	17,483,323	3,998*
Total	$84,023,723	$68,992,069	$(117,132,135)	$15,748,398	$(13,408,760)	$38,223,295	$103,846

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	Restricted security. The aggregate value of these securities at period end was $9,095,143, which represented 3.39% of the Fund’s Net Assets.
(e)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco KBW Premium Yield Equity REIT ETF (KBWY)
November 30, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.65%
Diversified REITs-9.41%
Gladstone Commercial Corp.	336,545	$6,088,099
Global Net Lease, Inc.	400,341	6,681,691
STORE Capital Corp.	165,005	5,372,563
		18,142,353
Health Care REITs-17.03%
Diversified Healthcare Trust	238,707	1,052,698
Global Medical REIT, Inc.	421,441	5,769,527
LTC Properties, Inc.	147,564	5,465,770
National Health Investors, Inc.	98,070	6,341,206
New Senior Investment Group, Inc.	1,167,924	6,458,620
Sabra Health Care REIT, Inc.	470,204	7,748,962
		32,836,783
Hotel & Resort REITs-0.56%
RLJ Lodging Trust	38,681	476,937
Service Properties Trust	51,141	606,532
		1,083,469
Industrial REITs-4.59%
Industrial Logistics Properties Trust	244,489	5,312,746
STAG Industrial, Inc.	118,947	3,542,242
		8,854,988
Office REITs-24.48%
Brandywine Realty Trust	528,703	5,884,464
City Office REIT, Inc.	799,884	7,014,983
Columbia Property Trust, Inc.	519,876	7,267,867
Mack-Cali Realty Corp.	432,185	5,903,647
Office Properties Income Trust	329,780	7,535,473
SL Green Realty Corp.	139,522	8,078,324
Vornado Realty Trust	142,307	5,537,165
		47,221,923
Residential REITs-12.56%
Bluerock Residential Growth REIT, Inc.	945,477	9,643,865
Independence Realty Trust, Inc.	301,659	3,885,368
Preferred Apartment Communities, Inc., Class A	1,369,070	10,692,437
		24,221,670
	Shares	Value
Retail REITs-20.53%
American Finance Trust, Inc.	1,550,088	$11,439,649
Brookfield Property REIT, Inc., Class A(b)	852,324	13,355,917
Macerich Co. (The)(b)	822,229	8,222,290
Whitestone REIT	875,419	6,583,151
		39,601,007
Specialized REITs-10.49%
GEO Group, Inc. (The)(b)	1,255,554	11,864,985
Lamar Advertising Co., Class A	35,959	2,862,696
Uniti Group, Inc.	536,188	5,512,013
		20,239,694
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.65% (Cost $194,209,159)		192,201,887
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-16.33%
Invesco Private Government Fund, 0.02%(c)(d)(e)	12,600,832	12,600,832
Invesco Private Prime Fund, 0.12%(c)(d)(e)	18,896,523	18,902,192
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $31,503,024)		31,503,024
TOTAL INVESTMENTS IN SECURITIES-115.98% (Cost $225,712,183)		223,704,911
OTHER ASSETS LESS LIABILITIES-(15.98)%		(30,824,927)
NET ASSETS-100.00%		$192,879,984
See accompanying notes which are an integral part of this schedule.

Invesco KBW Premium Yield Equity REIT ETF (KBWY)—(continued)
November 30, 2020
(Unaudited)
Investment Abbreviations:
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	All or a portion of this security was out on loan at November 30, 2020.
(c)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$3,547,346	$(3,547,346)	$-	$-	$-	$9
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	1,173,053	(1,173,053)	-	-	-	1
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	20,956,410	22,011,470	(30,367,048)	-	-	12,600,832	1,294*
Invesco Private Prime Fund	6,985,570	23,536,623	(11,620,410)	-	409	18,902,192	3,270*
Investments in Other Affiliates:
Pennsylvania REIT	4,598,449	154,679	(2,833,422)	919,544	(2,839,250)	-	-
Total	$32,540,429	$50,423,171	$(49,541,279)	$919,544	$(2,838,841)	$31,503,024	$4,574

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
(e)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco KBW Property & Casualty Insurance ETF (KBWP)
November 30, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.86%
Multi-line Insurance-24.41%
American Financial Group, Inc.	141,226	$12,627,017
American International Group, Inc.	648,142	24,914,579
Assurant, Inc.	77,718	10,034,948
Hartford Financial Services Group, Inc. (The)	233,462	10,319,020
Horace Mann Educators Corp.	102,900	4,107,768
		62,003,332
Property & Casualty Insurance-67.39%
Allstate Corp. (The)	203,114	20,788,718
Arch Capital Group Ltd.(b)	299,433	9,640,246
AXIS Capital Holdings Ltd.	197,721	9,907,799
Chubb Ltd.	151,056	22,330,609
Cincinnati Financial Corp.	118,961	9,082,672
Hanover Insurance Group, Inc. (The)	92,101	10,347,547
James River Group Holdings Ltd.	75,985	3,463,396
Kemper Corp.	121,565	9,111,297
Mercury General Corp.	137,696	6,123,341
ProAssurance Corp.	134,076	2,133,149
	Shares	Value
Property & Casualty Insurance-(continued)
Progressive Corp. (The)	198,763	$17,314,245
RLI Corp.	100,671	9,637,235
Selective Insurance Group, Inc.	148,860	9,202,525
Travelers Cos., Inc. (The)	162,752	21,100,797
Universal Insurance Holdings, Inc.	79,290	1,106,888
W.R. Berkley Corp.	152,172	9,910,962
		171,201,426
Reinsurance-8.06%
Everest Re Group Ltd.	42,893	9,750,866
RenaissanceRe Holdings Ltd. (Bermuda)	51,418	8,465,459
Third Point Reinsurance Ltd. (Bermuda)(b)	236,194	2,253,291
		20,469,616
TOTAL INVESTMENTS IN SECURITIES-99.86% (Cost $245,516,561)		253,674,374
OTHER ASSETS LESS LIABILITIES-0.14%		343,046
NET ASSETS-100.00%		$254,017,420
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$1,099,415	$(1,099,415)	$-	$-	$-	$4
Invesco Premier U.S. Government Money Portfolio, Institutional Class	53,572	553,573	(607,145)	-	-	-	1
Total	$53,572	$1,652,988	$(1,706,560)	$-	$-	$-	$5
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco KBW Regional Banking ETF (KBWR)
November 30, 2020
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.80%
Regional Banks-95.43%
Associated Banc-Corp.	42,465	$650,564
BancorpSouth Bank	26,484	671,369
Bank of Hawaii Corp.	10,370	776,506
Bank OZK	24,767	692,485
BankUnited, Inc.	24,405	695,787
Boston Private Financial Holdings, Inc.	24,701	176,859
Brookline Bancorp, Inc.	23,716	269,651
Cadence BanCorp	38,129	531,518
Cathay General Bancorp	23,053	651,247
Columbia Banking System, Inc.	20,401	644,876
Commerce Bancshares, Inc.	19,133	1,262,013
Community Bank System, Inc.	9,516	592,371
Cullen/Frost Bankers, Inc.	13,828	1,160,307
CVB Financial Corp.	31,251	593,457
East West Bancorp, Inc.	30,984	1,323,636
F.N.B. Corp.	76,330	673,994
First Commonwealth Financial Corp.	29,490	285,168
First Financial Bancorp	29,449	472,656
First Financial Bankshares, Inc.	18,849	629,934
First Hawaiian, Inc.	34,584	758,082
First Midwest Bancorp, Inc.	34,351	480,571
Fulton Financial Corp.	49,049	604,284
Glacier Bancorp, Inc.	16,261	662,961
Hancock Whitney Corp.	25,987	729,975
Home BancShares, Inc.	35,196	651,478
Hope Bancorp, Inc.	37,039	351,130
Investors Bancorp, Inc.	73,637	712,806
Old National Bancorp	40,718	644,566
PacWest Bancorp	29,835	693,962
Pinnacle Financial Partners, Inc.	14,308	774,921
Popular, Inc.	15,406	747,653
Prosperity Bancshares, Inc.	20,436	1,283,994
Signature Bank	11,746	1,317,784
	Shares	Value
Regional Banks-(continued)
South State Corp.	10,263	$682,182
Sterling Bancorp	48,903	781,470
Synovus Financial Corp.	26,086	823,535
TCF Financial Corp.	21,177	711,547
Texas Capital Bancshares, Inc.(b)	15,236	851,692
Trustmark Corp.	19,059	473,044
UMB Financial Corp.	10,638	723,490
Umpqua Holdings Corp.	50,582	702,584
United Bankshares, Inc.	21,775	637,572
United Community Banks, Inc.	26,024	622,234
Valley National Bancorp	75,977	694,430
Webster Financial Corp.	20,753	785,294
Western Alliance Bancorporation	16,186	829,856
Wintrust Financial Corp.	13,109	714,309
		33,201,804
Thrifts & Mortgage Finance-4.37%
New York Community Bancorp, Inc.	63,289	613,270
Provident Financial Services, Inc.	23,606	369,906
Washington Federal, Inc.	22,918	535,594
		1,518,770
Total Common Stocks & Other Equity Interests (Cost $46,005,074)		34,720,574
Money Market Funds-0.01%
Invesco Government & Agency Portfolio, Institutional Class, 0.01%(c)(d) (Cost $4,153)	4,153	4,153
TOTAL INVESTMENTS IN SECURITIES-99.81% (Cost $46,009,227)		34,724,727
OTHER ASSETS LESS LIABILITIES-0.19%		67,651
NET ASSETS-100.00%		$34,792,378
Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended November 30, 2020.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value November 30, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$358,460	$(354,307)	$-	$-	$4,153	$1
Invesco Premier U.S. Government Money Portfolio, Institutional Class	-	272,914	(272,914)	-	-	-	-
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	-	326,760	(326,760)	-	-	-	-
Invesco Private Prime Fund	-	874,523	(874,523)	-	-	-	2*
Total	$-	$1,832,657	$(1,828,504)	$-	$-	$4,153	$3

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

See accompanying notes which are an integral part of this schedule.

Invesco KBW Regional Banking ETF (KBWR)—(continued)
November 30, 2020
(Unaudited)
(d)	The rate shown is the 7-day SEC standardized yield as of November 30, 2020.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
November 30, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
Except for the Funds listed below, as of November 30, 2020, all of the securities in each Fund were valued based on Level 1 inputs (see the Schedules of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco KBW High Dividend Yield Financial ETF
Investments in Securities
Common Stocks & Other Equity Interests	$267,982,394	$-	$-	$267,982,394
Money Market Funds	-	29,128,152	-	29,128,152
Total Investments	$267,982,394	$29,128,152	$-	$297,110,546
Invesco KBW Premium Yield Equity REIT ETF
Investments in Securities
Common Stocks & Other Equity Interests	$192,201,887	$-	$-	$192,201,887
Money Market Funds	-	31,503,024	-	31,503,024
Total Investments	$192,201,887	$31,503,024	$-	$223,704,911
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the value of the Funds’ investments. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedules of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.